Share-based payments (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Share Based Payment Arrangements [Abstract]
Schedule of Movements in RSUs	Movements in RSUs during the six months ended 30 June 2025 are as follows:

	2025
	RSUs	Weighted Average Fair Value
Outstanding at 1 January	2,341,818	$8.17
New grants during the period	887,969	$9.08
Forfeited during the period	(182,999)	$8.39
Vested during the period	(642,228)	$7.50
Outstanding at 30 June	2,404,560	$8.66

Schedule of Share-based Payment Expense
The Group recognized $3.4 million and $5.3 million of share-based payment expense during the six months ended 30 June 2025 and 2024, respectively, as follows:

	2025	2024
Cost of product revenue	1,273	508
Research and development expenses	766	1,443
General and administrative expenses	1,379	3,343
	3,418	5,294